LOAN RECEIVABLE (Details Narrative) - CNY (¥) ¥ in Thousands	3 Months Ended
	Jun. 27, 2023	Feb. 27, 2023	Dec. 30, 2022
IfrsStatementLineItems [Line Items]
Annual interest rate percentage			5.00%
Anhui zhongjun enterprise management [member]
IfrsStatementLineItems [Line Items]
Borrowing costs incurred	¥ 36,780
Annual interest rate percentage		4.35%